Royalty bond (Tables)	12 Months Ended
Dec. 31, 2019
Royalty bond
Schedule of changes in the Group's liabilities arising from financing activities regarding the royalty bond

DKK thousand	2019	2018
January 1	0	135,734
Financing cash flows (repayment)	0	(158,311)
Amortization of financing costs	0	18,347
Exchange rate adjustments	0	4,230
December 31	0	0